Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial liabilities [abstract]
Schedule of other financial liabilities
The detail of Other financial liabilities in the consolidated balance sheets is as follows:

EUR million
	2025	2024	2023
Trade payables	1,452	1,452	1,783
Clearing houses	794	776	1,269
Tax collection accounts:
Public Institutions	6,271	6,156	4,986
Factoring accounts payable	274	226	272
Unsettled financial transactions	3,860	7,421	6,412
Lease liabilities (note 2.k)	1,822	2,202	2,400
Other financial liabilities	21,645	21,683	23,065
	36,118	39,916	40,187

Disclosure of maturity analysis for non-derivative financial liabilities
The distribution of the book value of debt securities issued by contractual maturity at 31 December 2025 is shown below:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	798	1,760	2,277	24,024	28,859
Senior unsecured debt	10,509	13,643	51,461	34,465	35,618	145,696
Senior secured debt	11,529	12,308	43,661	28,106	12,593	108,197
Promissory notes and other securities	17,747	23,060	335	170	326	41,638
Debt securities issued	39,785	49,809	97,217	65,018	72,561	324,390
The distribution by contractual maturity of the notional amounts of these debt securities issued at 31 December 2025 is as follows:

EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	790	1,744	2,255	22,926	27,715
Senior unsecured debt	10,056	12,654	50,189	34,089	36,469	143,457
Senior secured debt	11,038	12,110	43,467	28,116	12,513	107,244
Promissory notes and other securities	17,709	23,042	299	154	312	41,516
Debt securities issued	38,803	48,596	95,699	64,614	72,220	319,932
The analysis of the maturities of lease liabilities at 31 December 2025, 2024 and 2023 is shown below:

EUR million
	2025	2024	2023
Maturity Analysis - Discounted payments
Within 1 year	466	526	586
Between 1 and 3 years	619	868	918
Between 3 and 5 years	315	405	480
Later than 5 years	422	403	416
Total discounted payments at the end of the year	1,822	2,202	2,400